Equity Based Compensation - Summary of the Activity Related to Time Based Awards (Details) - Time Based Awards - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	249,271	265,806
Unvested Shares, Granted	78,192	72,383
Unvested Shares, Vested	(105,328)	(82,351)
Unvested Shares, Forfeited	(2,189)	(6,567)
Unvested Shares, Ending Balance	219,946	249,271
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.58	$ 9.53
Unvested Weighted-Average Grant-Date Fair Value, Granted	9.85	9.78
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.64	9.55
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	9.78	9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.64	$ 9.58
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	160,891
Unvested Shares, Granted	222,581	214,521
Unvested Shares, Vested	(109,276)	(53,630)
Unvested Shares, Ending Balance	274,196	160,891
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Granted	9.30	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.20	9.09
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 9.22	$ 9.09